Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,053,000
Previously Paid Amount	0.00
Total Fee Amount	145.42
Total Offset Amount	0.00
Net Fee	145.42
Narrative - Max Aggregate Offering Price	$ 1,053,000
Final Prospectus	true